Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
12-month period ending June 30,	Amount
2027	$(8,723)
2028	(7,145)
2029	(3,070)
2030	(62)
Total	$(19,000)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2025	June 30, 2026
Hires collected in advance	$10,276	$14,137
Charter revenue resulting from varying charter rates	33,134	37,921
Unamortized deferred rent	42,378	35,833
Total	$85,788	$87,891
Less current portion	(42,627)	(50,980)
Non-current portion	$43,161	$36,911